17. Segment and Geographic Information (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939	$ 4,325	$ 9,308	$ 8,160	$ 16,658	$ 12,825
Service [Member]
Revenues	$ 304	$ 181	$ 578	$ 413	$ 995	$ 868